OTHER INCOME, BY FUNCTION (Details) - Schedule of other income by function - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Material Income And Expense Abstract
Coalition and loyalty program Multiplus	[1]	$ 36,172	$ 126,443	$ 240,952
Tours		96,997	108,448	109,463
Aircraft leasing		102,704	78,056	103,741
Customs and warehousing		29,353	26,667	26,793
Duty free		543	3,555	6,585
Maintenance		10,471	16,569	8,038
Other miscellaneous income		84,624	113,020	54,317
Total		$ 360,864	$ 472,758	$ 549,889

[1]	See Note 22